Related Party Transactions and Balance (Details)		7 Months Ended	12 Months Ended
	Jan. 14, 2016 USD ($)	Jul. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Jun. 13, 2017 USD ($)	Dec. 20, 2016 USD ($)
Related Party Transaction [Line Items]
Purchases of inventory from related party			$ 531,467	$ 1,406,140
Outstanding payable to related party			146,032
Repaid loans				2,858,748		$ 1,603,590
Purchase price | ¥		¥ 920,000
Interest-free loans received			1,480,320	733,688		3,867,859
Beijing Dehaier Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Percentage of equity interest acquisition	0.80%
Purchase price	$ 146,032
Digital Grid (Hong Kong) Technology Co., Limited [Member]
Related Party Transaction [Line Items]
Outstanding payable to related party								$ 3,000,000	$ 2,000,000
Fixed annual interest rate								3.50%	3.50%
Repayment of the loan and related interest			52,932,000	2,002,110
HLI [Member]
Related Party Transaction [Line Items]
Purchases of inventory from related party			3,760	497		0
Outstanding payable to related party				475
Beijing Dehaier Technology Limited [Member]
Related Party Transaction [Line Items]
Outstanding payable to related party				146,032
Repaid loans				69,253	¥ 460,151
Technical support expense				9,027	59,981
Annual rental				36,120	¥ 240,000	38,496	¥ 240,000
Interest-free loans received | ¥							¥ 1,150,000
Zhong Yi [Member]
Related Party Transaction [Line Items]
Purchases of inventory from related party			$ 0	$ 0		$ 1,728,676